Loans and Borrowings (Details)		6 Months Ended		12 Months Ended
	Jan. 17, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 GBP (£)	May 01, 2025	Apr. 02, 2025	Feb. 14, 2025	Jan. 24, 2025	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 13, 2023	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 GBP (£)	Oct. 20, 2022 USD ($)
Loans and Borrowings [Line Items]
Short term loan		$ 184,285		$ 352,814
Interest rate, percentage	1.00%	1.00%				1.00%	20.00%	20.00%	20.00%	20.00%			18.00%	1.00%
Short term net book value		$ 918,198
Long term book value		2,455,890
Loan received																	$ 30,224	£ 25,000	$ 3,000,000
Loan balance				15,219
Unsecured and bears interest of per week (in Euro) | €																€ 200
Matured date		January 31, 2023	January 31, 2023
Unpaid charged with late fees			€ 200	15,591
Additional loans		$ 14,133,966
Bears interest, percentage	0.75%
Accrued interest				37,638	$ 133,083
Loan repayment (receivable)		$ 102,585
Short Term Bank Loans [Member]
Loans and Borrowings [Line Items]
Short term loan					875,016
Interest rate, percentage		3.00%				3.00%
Long Term Bank Loans [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage		3.00%				3.00%
Long term loan					2,497,155
Interest expenses				124,205
Other Loans [Member]
Loans and Borrowings [Line Items]
Interest expenses		$ 4,667		6,920
Bears interest, percentage		18.00%	18.00%
Interest expense				9,210
Loan [Member]
Loans and Borrowings [Line Items]
Loan received					65,507
Holigen [Member]
Loans and Borrowings [Line Items]
Loan received | £						£ 124,890
Loan balance		$ 146,647		129,716
Former Related Party [Member]
Loans and Borrowings [Line Items]
Loan received															$ 30,224	€ 25,000
Additional loans	$ 48,666													€ 45,000
Arm’s Length [Member]
Loans and Borrowings [Line Items]
Loan received												$ 86,880
Bears interest, percentage		7.00%	7.00%
Arm’s Length [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Loan received					$ 77,450							$ 105,000
Bears interest, percentage		7.00%	7.00%
Accrued interest
Interest expense				4,315
Director [Member]
Loans and Borrowings [Line Items]
Additional loans				$ 65,282
Director [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Additional loans											$ 87,133